Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of components of income tax benefit

	Year ended December 31,
	2025	2024	2023

Income tax expenses	$(72)	$(288)	$(110)
Deferred income tax benefit	1,574	261	250
	$1,502	$(27)	$140

Schedule of company's effective tax rate

	Year ended December 31, 2025
	Amount	Percentage
Statutory income tax rate	$(6,176)	(21.0)%
Tax effect of permanent difference	1,764	6.0
Foreign tax effect in Hong Kong and other jurisdiction
Hong Kong
Statutory income tax rate difference between Hong Kong and the U.S.	875	3.0
Changes in valuation allowance	(31)	(0.2)
Other jurisdictions
Statutory income tax rate difference between other jurisdictions and the U.S.	68	0.2
Changes in valuation allowance	12	0.1
Tax effect of tax exempt in Cayman and BVI	1,986	6.8
Effective income taxes	$(1,502)	(5.1)%

	Year ended December 31,
	2024	2023
U.S. Statutory rates	21.0%	21.0%
Foreign income not recognized in the U.S.	(21.0)	(21.0)
China income taxes (including Hong Kong SAR)	5.1	7.7
Australia income taxes	0.1	0.2
Impact of tax rate in other jurisdictions	(15.8)	(2.1)
Tax effect of non-deductible expenses	11.1	1.6
Valuation allowance	(0.7)	—
Under provision in respect of prior years	—	0.1
Effective income taxes	0.2%	7.5%

Schedule of components of deferred income tax assets and liabilities

	December 31, 2025	December 31, 2024
Deferred income tax assets:
Net operating loss carry-forward	$589	$681
Less: Valuation allowance	(589)	(681)
	$—	$—

Deferred tax liabilities
Intangible assets	$199	$223
Property, plant and equipment	3,230	4,780
Interest income	12	12
	$3,441	$5,015